DEBT & LIQUIDITY (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 12, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit, principal amount				$ 78,700	$ 82,800
Revolving Credit Facility | New Revolving Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit, principal amount	$ 110,000
Floor rate on variable rate	3.00%
Outstanding		$ 71,600		$ 78,727
Annual interest rate		11.30%		11.50%
Unamortized issuance costs				$ 0
Amortization expense		$ 1,000	$ 100	2,400	$ 300
Revolving Credit Facility | New Revolving Facility | Line of Credit | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.10%
Revolving Credit Facility | New Revolving Facility | Line of Credit | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate	7.00%
Secured Debt | New Revolving Facility | Line of Credit
Line of Credit Facility [Line Items]
Annual interest rate	18.00%
Unamortized issuance costs		$ 2,800		$ 3,800